Financial Instruments and Risk Management (Schedule of Interest Rate Risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Nov. 01, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and restricted cash deposits	$ 24,143	$ 10,000
Convertible debt	56,984		$ 49,067
Non-convertible debt	178,483		92,268
Maximum exposure to credit risk	26,735
Interest rate risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and restricted cash deposits	24,143		6,931
Convertible debt	56,984		49,067
Non-convertible debt	178,483		$ 92,268
Net carrying value of debt	2,355
Foreign currency net monetary asset position	$ 241